Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

12.Accounts Payable and Accrued Liabilities

As at December 31	2014	2013

Trade Payables	$428	$265
Capital Accruals	729	398
Royalty and Production Accruals	495	473
Other Accruals	385	514
Interest Payable	100	111
Outstanding Disbursements	4	2
Current Portion of Capital Lease Obligations (See Note 14)	59	66
Current Portion of Asset Retirement Obligation (See Note 15)	43	66
	$2,243	$1,895

Payables and accruals are non-interest bearing.  Interest payable represents amounts accrued related to Encana’s unsecured notes as disclosed in Note 13.